UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Latigo Partners, L.P.
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Address:   590 Madison Avenue
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           9th Floor
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           New York, NY 10022
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Form 13F File Number:  __________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Malek
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Title:     General Counsel
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Phone:     212-754-1610
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Signature, Place, and Date of Signing:

         /s/ Paul Malek              New York, NY             2/14/08
       ------------------------   --------------------   ----------------


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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
 ........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        6
                                               -------------

Form 13F Information Table Value Total:        $333,858
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                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

         1                                     David H. Ford
         2                                     David Sabath


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                                                     FORM 13F INFORMATION TABLE
            COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
                                                        VALUE    SHRS OR    SH/   PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (x$1000) PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE

ALLIANCE DATA SYSTEMS CORP   COM             018581108  43,922   585,700    SH          DEFINED     1, 2      585,700
BCE INC                      COM NEW         05534B760  63,091   1,585,700  SH          DEFINED     1, 2      1,585,700
CLEAR CHANNEL COMMUNICATIONS COM             184502102  69,192   2,004,400  SH          DEFINED     1, 2      2,004,400
HUNTSMAN CORP                COM             447011107  44,405   1,727,850  SH          DEFINED     1, 2      1,727,850
ISHARES TR                   RUSSELL 2000    464287655  94,900   1,250,000  SH    PUT   DEFINED     1, 2                   1,250,000
VENTANA MED SYS INC          COM             92276H106  18,348   210,344    SH          DEFINED     1, 2      210,344

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